CONVERTIBLE LOANS (Tables)	12 Months Ended
Dec. 31, 2022
SCHEDULE OF CONVERTIBLE LOANS
	2021	2022
	S$	S$

Convertible loans	2,310,757	3,401,237

SCHEDULE OF CONVERTIBLE LOANS ROLL-FORWARD

	Loan 1	Loan 1
	(Tranche 1)	(Tranche 2)	Loan 2	Total
	S$	S$	S$	S$

At January 1, 2021	1,325,403	660,188	337,832	2,323,423
Fair value adjustment	(14,333)	(6,817)	8,484	(12,666)
At December 31, 2021	1,311,070	653,371	346,316	2,310,757
Fair value adjustment	630,007	313,056	147,417	1,090,480
At December 31, 2022	1,941,077	966,427	493,733	3,401,237

SCHEDULE OF FAIR VALUE OF CONVERTIBLE LOANS

Key valuation assumptions used to determine the fair value of the convertible loans are as follows:

As at December 31, 2021%
Risk-free interest rate	0.87
Discount rate for redemption scenario	17.68 - 18.31
Discount rate for conversion scenario	0.56
Conversion discount rate	50.00

As at December 31, 2022%
Risk-free interest rate	4.24
Discount rate for redemption scenario	15.74 – 18.70
Discount rate for conversion scenario	2.18
Conversion discount rate	50.00

SCHEDULE OF FAIR VALUE MEASUREMENT OF CONVERTIBLE LOANS

The Group measures the convertible loans at fair value through profit or loss. The fair value measurement of the convertible loans is categorized as Level 3 under the Fair Value Hierarchy with the following details:

Valuation technique input(s)		Significant unobservable input(s)	Inter-relationship between significant unobservable inputs and fair value measurements

Debt component : Discount cash flow method		Discount cash flow method	An increase in discount rate would result in a decrease in the fair value measurement of the convertible loans and vice versa.

Conversion option component:		Discount rate per the synthetic rating corporate spread as shown in the above table.

Number of Conversion Shares to be issued, Y = A/B * C			If the discount rate increases by 5% while holding all other variables constant, the carrying fair value of the convertible loans would decrease by approximately S$8,000 for the financial year ended December 31, 2021 and by approximately S$3,000 for the financial year ended December 31, 2022.

A -	Loan conversion amount / (1-discount)

B -	Conversion valuation

C -	total number of issued Shares as at the date of the Conversion Notice + Y